Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Since 2020, our practice has been to grant our annual equity awards in early January of each year. On occasion, the C&TM Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. Our current executive compensation program does not include stock options or SARs. We have not granted any SARs since 2021. We do not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.

Award Timing Method	we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs.
MNPI Disclosure Timed for Compensation Value	false